CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income		$ 12,862	$ 24,568	$ 27,558
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		28,587	28,591	29,926
Share-based compensation expense		3,632	1,684	5,277
Accrued severance pay, net		(246)	(543)	788
Changes in deferred tax, net		(1,509)	(3,064)	(6,376)
Capital loss (gain) from sale of property, plant and equipment		326	225	(7)
Increase in trade receivables		(5,032)	(2,637)	(7,573)
Decrease (increase) in other accounts receivable and prepaid expenses		(6,346)	7,673	(5,436)
Decrease (increase) in inventories		35,303	(30,607)	(27,833)
Increase (decrease) in trade payables		(6,663)	(16,223)	13,853
Increase in warranty provision		69	367	234
Legal settlements and loss contingencies, net		12,359	9,765	25,951
Changes in right of use assets		1,319
Changes in lease liabilities		2,602
Increase (decrease) in accrued expenses and other liabilities including related party		5,786	(5,107)	4,655
Net cash provided by operating activities		83,049	14,692	61,017
Cash flows from investing activities:
Purchase of property, plant and equipment		(23,590)	(20,962)	(22,675)
Proceeds from sale of property, plant and equipment		66	28	11
Increase in long-term deposits		(63)	(219)	(102)
Net cash used in investing activities		(23,587)	(21,153)	(22,766)
Cash flows from financing activities:
Dividend paid		(5,160)	(20,268)
Dividend paid by subsidiary to non-controlling interest	[1]		(978)
Short-term bank credit and loans, net		(7,771)	4,171	(5,095)
Call option exercised related to non-controlling interest			(20,119)
Repayment of a financing leaseback		(1,196)	(1,169)	(1,172)
Net cash used in financing activities		(14,127)	(38,363)	(6,267)
Effect of exchange rate differences on cash and cash equivalents		475	(321)	453
Increase (decrease) in cash and cash equivalents		45,810	(45,145)	32,437
Cash and cash equivalents at beginning of year		93,562	138,707	106,270
Cash and cash equivalents at end of year		139,372	93,562	138,707
Cash received (paid) during the year for:
Interest paid			(361)	(259)
Interest received		976	1,455	1,006
Tax paid		(10,155)	(13,906)	(23,448)
Non cash activity during the year for:
Changes in trade payables balances related to purchase of property, plant and equipment		(3,235)	2,688	(1,552)
Operating lease liabilities and right-of-use assets		$ 73,366

[1]	In 2018, dividend payment made by Company's subsidiary Caesarstone Canada Inc. and reflects the amount paid to the non-controlling interest holders.